Segment reporting - Segment assets and liabilities (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Segment reporting
Segment assets	¥ 28,633,522	¥ 18,120,128
Assets relating to construction of headquarters building	2,581,183	2,275,477
Assets relating to an investment holding company	5,481,951	2,508,145
Apartments for use as staff quarters	203,972	229,252
Financial derivative liabilities	774,103
Other unallocated assets	31,002	51,843
Segment liabilities	17,914,251	7,764,606
Liabilities relating to construction of headquarters building	108,064	118,507
Liabilities relating to an investment holding company	3,452,000
Liabilities relating to Equity Linked Securities	2,415,667
Financial derivative liabilities	1,184,050
Other unallocated liabilities	46,112	38,956
Segment revenue
Segment reporting
Segment assets	19,561,311	13,055,411
Segment liabilities	10,708,358	7,607,143
Unallocated amount
Segment reporting
Assets relating to construction of headquarters building	2,581,183	2,275,477
Assets relating to an investment holding company	5,481,951	2,508,145
Apartments for use as staff quarters	203,972	229,252
Financial derivative liabilities	774,103
Other unallocated assets	31,002	51,843
Liabilities relating to construction of headquarters building	108,064	118,507
Liabilities relating to an investment holding company	3,452,000
Liabilities relating to Equity Linked Securities	2,415,667
Financial derivative liabilities	1,184,050
Other unallocated liabilities	46,112	38,956
MINISO brand | Segment revenue
Segment reporting
Segment assets	17,999,957	12,115,859
Segment liabilities	9,238,350	6,925,668
Chinese Mainland | Segment revenue
Segment reporting
Segment assets	9,469,659	6,540,003
Segment liabilities	5,317,417	3,738,723
Overseas | Segment revenue
Segment reporting
Segment assets	8,530,298	5,575,856
Segment liabilities	3,920,933	3,186,945
TOP TOY brand | Segment revenue
Segment reporting
Segment assets	1,561,354	939,552
Segment liabilities	¥ 1,470,008	¥ 681,475